Note 8 - Convertible Notes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
	June 30, 2014	December 31, 2013
Convertible Promissory Note Payable to JMJ Financial, unsecured, one time interest charge of 8%, due on February 22, 2014 (in default)	191,663	191,663
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on May 19, 2014	-	35,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on July 23, 2014	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on September 12, 2014	-	47,500
Convertible Promissory Note Payable to Carebourn Capital LP, unsecured, interest rate of 8% per annum, with payment due on June 30, 2014	-	32,500
Convertible Promissory Note Payable to Carebourn Capital LP, unsecured, interest rate of 8% per annum, with payment due on July 29, 2014	-	10,000
Convertible Promissory Note Payable to Carebourn Capital LP, unsecured, interest rate of 8% per annum, with payment due on August 29, 2014 (currently working with the creditor to convert this note into shares)	17,500	17,500
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, unsecured by all of the Company's assets, interest rate of 12% per annum, with payment due monthly until April 26, 2014 (in default)	189,844	189,844
Convertible Promissory Note Payable issued in the course of a private placement to individual, unsecured, interest rate of 12% per annum, with payment due on April 9, 2014 or subsequently on demand by holder	-	140,862
Convertible Promissory Note Payable issued in the course of a private placement to individual, unsecured, interest rate of 8% per annum, with payment due on September 3, 2014 (currently working with the creditor to convert this note into shares)	35,000	35,000
Convertible Promissory Note Payable issued in the course of a private placement to individual, unsecured, interest rate of 8% per annum, with payment due on August 26, 2014 (currently working with the creditor to convert this note into shares)	75,000	75,000
Convertible Promissory Note Payable to Carebourn Partners LLC, unsecured, interest rate of 8% per annum, with payment due on August 29, 2014 (currently working with the creditor to convert this note into shares)	15,000	-
Convertible Promissory Note Payable to Booski Consulting LLC, unsecured, interest rate of 8% per annum, with payment due on December 17, 2014	5,000	-
Convertible Promissory Note Payable to Linrick Industries LLC, unsecured, interest rate of 8% per annum, with payment due on December 17, 2014	5,000	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on December 4, 2014	53,000	-
Convertible Promissory Note Payable to Carebourn, unsecured, interest rate of 12% per annum, with payment due on January 15, 2015	27,500	-
Convertible Promissory Note Payable to KBM Worldwide, unsecured, interest rate of 8% per annum, with payment due on February 9, 2015	38,900	-
Convertible Promissory Note Payable to Carebourn, unsecured, interest rate of 12% per annum, with payment due on January 15, 2015	52,500	-
	705,907	817,369
Less: debt discount	(148,617)	(247,661)
	$557,290	$569,708

	December 31,
	2013	2012
Convertible Promissory Note Payable to JMJ Financial, unsecured, one time interest charge of 8%, due on February 22, 2014	$191,663	$191,663
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on March 21, 2013, fully converted in 2013	-	7,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on May 10, 2013, fully converted in 2013	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on August 27, 2013, fully converted in 2013	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on May 19, 2014	35,000	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on July 23, 2014	42,500	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on September 12, 2014	47,500	-
Convertible Promissory Note Payable to Carebourn Capital L.P., unsecured, interest rate of 8% per annum, with payment due on June 30, 2014	32,500	-
Convertible Promissory Note Payable to Carebourn Capital L.P., unsecured, interest rate of 8% per annum, with payment due on July 29, 2014	10,000	-
Convertible Promissory Note Payable to Carebourn Capital L.P., unsecured, interest rate of 8% per annum, with payment due on August 29, 2014	17,500	-
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, secured by all of the Company's assets, interest rate of 12% per annum, with payment due on January 3, 2013	-	62,165
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, secured by all of the Company's assets, interest rate of 12% per annum, with payment due monthly until April 26, 2014	189,844	-
Convertible Promissory Notes Payable issued in the course of a private placement to individual, unsecured, interest rate of 12% per annum, with payment due on April 9, 2014 or subsequently on demand by holder	140,862
Convertible Promissory Note Payable issued in the course of a private placement to individual, unsecured, interest rate of 8% per annum, with payment due on September 3, 2014	35,000	-
Convertible Promissory Note Payable issued in the course of a private placement to individual, unsecured, interest rate of 8% per annum, with payment due on January 26, 2014	75,000	100,000
	817,369	446,328
Less: debt discount	(247,661)	(229,573)
	$569,708	$216,755